STOCK OPTIONS AND WARRANTS - Transactions involving warrants (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants
Class Of Warrant Or Right, Number Of Shares [Roll Forward]
Beginning Balance, Number of Shares	59,033,305	45,840,647	58,205,280	69,207,946
Granted	19,520,760	134,249,218	1,075,000	11,897,334
Exercised	(18,695,187)	(60,236,873)	(5,039,633)
Cancelled or expired	(3,300,000)	(60,819,687)	(8,400,000)	(22,900,000)
Ending Balance, Number of Shares	56,558,878	59,033,305	45,840,647	58,205,280
Class Of Warrant Or Right, Weighted Average Price Per Share [Roll Forward]
Beginning Balance, Weighted Average Price Per Share	$ 0.1907	$ 0.145	$ 0.140	$ 0.237
Granted	$ 0.1414	$ 0.233	$ 0.071	$ 0.044
Exercised	$ (0.2245)	$ (0.170)	$ (0.045)
Cancelled or expired	$ (0.2333)	$ (0.265)	$ (0.161)	$ (0.384)
Ending Balance, Weighted Average Price Per Share	$ 0.1600	$ 0.196	$ 0.145	$ 0.140